Payroll costs, share based payments and management incentive schemes - Initial Options (Details) € in Thousands						1 Months Ended	12 Months Ended
	Jun. 14, 2018 shares	Jun. 19, 2017 shares	Jun. 16, 2016 shares	Apr. 01, 2016	Apr. 11, 2014 EUR (€) shares	Jun. 30, 2018 EUR (€)	Dec. 31, 2018 EUR (€) shares year	Dec. 31, 2018 USD ($) shares year	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Jan. 01, 2018 EUR (€)	Jan. 01, 2018 USD ($)	Jan. 01, 2017 EUR (€)	Jan. 01, 2017 USD ($)	Jan. 01, 2016 EUR (€)	Jan. 01, 2016 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date, other equity instruments granted											€ 1,300	$ 1,600,000	€ 3,400	$ 4,200,000	€ 15,900	$ 19,600,000
Number of shares reserved for issue under options and contracts for sale of shares | shares					125,000		115,625	115,625
Vesting of Non-Executive Restricted Stock award | €						€ 100	€ (200)		€ (100)	€ (300)
Restricted Stock1 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement | shares							294,810	294,810
Non-Executive Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life of outstanding share options | year							5	5
Market value at grant date (in usd) | $								$ 10.00
Expected time to acquisition							1 year	1 year
Probability of acquisition							61.00%	61.00%
Expected volatility							17.03%	17.03%
Risk free interest rate							0.84%	0.84%
Number of share options forfeited | shares					0
Share-based payment expense | €							€ 900		800	€ 600
Non-Executive Director | Restricted Stock1 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement | shares	53,498	55,680	34,780				9,375	9,375
Share-based payment expense | €							€ 900		€ 800
Non-Executive Director | Stock Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value of options | €					€ 60
Expense recognition period				2 years
Ordinary shares | Non-Executive Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of share options granted (in usd) | $								$ 11.50